Risk Management and Derivative Instruments - Schedule of Open Commodity Positions (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 MMBTU $ / MMBTU $ / bbl bbl	Dec. 31, 2014 MMBTU $ / MMBTU $ / bbl bbl
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,600,000	3,700,000
Weighted-average fixed price	4.15	4.15
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	130,000	130,000
Weighted-average floor price	4.00	4.00
Weighted-average ceiling price	4.64	4.64
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Put Option [Member] | Purchased [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,366,667	3,000,000
Weighted-average fixed price	3.75	3.75
Weighted-average deferred premium	(0.33)	(0.33)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,480,000	1,730,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.10)	(0.09)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Call Option [Member | Written
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	2,625,000
Weighted-average sold strike price	3.75
Weighted-average deferred premium received	0.08
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,061,181	2,605,278
Weighted-average fixed price	4.16	4.28
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	350,000	350,000
Weighted-average floor price	4.62	4.62
Weighted-average ceiling price	5.80	5.80
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	80,000	80,000	[1]
Weighted-average sold strike price	5.25	5.25	[1]
Weighted-average bought strike price	6.75	6.75	[1]
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,390,000	2,940,000
Spread	(0.12)	(0.12)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	2,730,000	2,280,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.12)	(0.11)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	150,000	150,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.08)	(0.08)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | CIG basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	210,000	210,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | CIG basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.25)	(0.25)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	300,000	300,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.09)	(0.09)
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	91.67	91.67
Average Monthly Volume (Bbls) | bbl	45,000	46,500
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price | $ / bbl	85.00	85.00
Weighted-average ceiling price | $ / bbl	101.35	101.35
Average Monthly Volume (Bbls) | bbl	2,000	2,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Put Option [Member] | Purchased [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	85.00
Weighted-average deferred premium | $ / bbl	(3.80)	(3.80)
Average Monthly Volume (Bbls) | bbl	30,333	26,000
Weighted-average fixed price | $ / bbl		85.00
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Call Option [Member | Written
Derivative [Line Items]
Average Monthly Volume (Bbls) | bbl	22,750
Weighted-average sold strike price | $ / bbl	85.00
Weighted-average deferred premium received | $ / bbl	0.48
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	91.34	90.96
Average Monthly Volume (Bbls) | bbl	273,864	314,281
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price | $ / bbl	80.00	80.00
Weighted-average ceiling price | $ / bbl	94.00	94.00
Average Monthly Volume (Bbls) | bbl	5,000	5,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread | $ / bbl	(7.07)	(7.07)
Average Monthly Volume (Bbls) | bbl	97,333	97,500
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member]
Derivative [Line Items]
Spread | $ / bbl	(9.73)
Average Monthly Volume (Bbls) | bbl	57,333	57,500
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member] | Brent [Member]
Derivative [Line Items]
Spread | $ / bbl		(9.73)
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member]
Derivative [Line Items]
Spread | $ / bbl	(3.25)
Average Monthly Volume (Bbls) | bbl	40,000	40,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member] | WTI [Member]
Derivative [Line Items]
Spread | $ / bbl		(3.25)
2015 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	41.58	41.61
Average Monthly Volume (Bbls) | bbl	155,000	151,000
2015 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	42.30	43.02
Average Monthly Volume (Bbls) | bbl	211,867	149,200
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	2,570,000	2,570,000
Weighted-average fixed price	4.09	4.09
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	1,100,000	1,100,000
Weighted-average floor price	4.00	4.00
Weighted-average ceiling price	4.71	4.71
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Put Option [Member] | Purchased [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	4,100,000	4,100,000
Weighted-average fixed price	3.75	3.75
Weighted-average deferred premium	(0.36)	(0.36)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	1,120,000	220,000
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.10)	(0.08)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,292,442	2,692,442
Weighted-average fixed price	4.22	4.40
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,108,333	2,508,333
Spread	(0.05)	(0.04)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	2,703,333	2,103,333
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.07)	(0.06)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	135,000	135,000
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	0.07	0.07
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	270,000	270,000
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	0.06	0.06
2016 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	84.80	84.80
Average Monthly Volume (Bbls) | bbl	8,500	8,500
2016 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price | $ / bbl	80.00	80.00
Weighted-average ceiling price | $ / bbl	99.70	99.70
Average Monthly Volume (Bbls) | bbl	27,000	27,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	86.87	85.83
Average Monthly Volume (Bbls) | bbl	279,813	332,813
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread | $ / bbl	(9.56)	(9.56)
Average Monthly Volume (Bbls) | bbl	95,000	95,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member]
Derivative [Line Items]
Spread | $ / bbl	(13.35)
Average Monthly Volume (Bbls) | bbl	55,000	55,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member] | Brent [Member]
Derivative [Line Items]
Spread | $ / bbl		(13.35)
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member]
Derivative [Line Items]
Spread | $ / bbl	(4.34)
Average Monthly Volume (Bbls) | bbl	40,000	40,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member] | WTI [Member]
Derivative [Line Items]
Spread | $ / bbl		(4.34)
2016 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	34.06	34.06
Average Monthly Volume (Bbls) | bbl	185,658	185,658
2016 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	40.36	41.49
Average Monthly Volume (Bbls) | bbl	158,600	84,600
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	1,770,000	1,770,000
Weighted-average fixed price	4.24	4.24
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	1,050,000	1,050,000
Weighted-average floor price	4.00	4.00
Weighted-average ceiling price	5.06	5.06
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Put Option [Member] | Purchased [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,450,000	3,450,000
Weighted-average fixed price	3.75	3.75
Weighted-average deferred premium	(0.35)	(0.35)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	200,000	200,000
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.08)	(0.08)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	3,050,067	2,450,067
Weighted-average fixed price	4.14	4.31
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	415,000	415,000
Spread		0.00
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	300,000	300,000
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.05)	(0.05)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	115,000	115,000
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	0.14	0.14
2017 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	84.70	84.70
Average Monthly Volume (Bbls) | bbl	28,000	28,000
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	84.70	84.38
Average Monthly Volume (Bbls) | bbl	301,600	326,600
2017 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	37.55
Average Monthly Volume (Bbls) | bbl	43,300
2018 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	4,600,000	2,900,000
Weighted-average fixed price	4.06	4.27
2018 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Put Option [Member] | Purchased [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	2,850,000	2,850,000
Weighted-average fixed price	3.75	3.75
Weighted-average deferred premium	(0.35)	(0.35)
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	2,760,000	2,160,000
Weighted-average fixed price	4.28	4.51
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	115,000	115,000
Spread	0.15	0.15
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	115,000	115,000
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	0.15	0.15
2018 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	84.50	84.50
Average Monthly Volume (Bbls) | bbl	31,625	31,625
2018 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	83.74	83.74
Average Monthly Volume (Bbls) | bbl	312,000	312,000
2019 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	2,514,583	1,914,583
Weighted-average fixed price	4.43	4.75
2019 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price | $ / bbl	85.52	85.52
Average Monthly Volume (Bbls) | bbl	160,000	160,000

[1]	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.